Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000011998 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[1]
C000011998 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[1]
C000011998 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
C000011998 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000011998 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000011998 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000011998 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000011998 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000011998 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000011998 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000011998 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[2]
C000011998 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%	[2]
C000011998 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%	[2]
C000011998 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)	[2]
C000011997 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[3]
C000011997 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[3]
C000011997 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[3]
C000011997 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[3]
C000011997 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000011997 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000011997 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000011997 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000011997 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000011997 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000011997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[4]
C000011997 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%	[4]
C000011997 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%	[4]
C000011997 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)	[4]
C000088835 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[5]
C000088835 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[5]
C000088835 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[5]
C000088835 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[5]
C000088835 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
C000088835 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000088835 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000088835 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000088835 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000088835 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000088835 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[6]
C000088835 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%	[6]
C000088835 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%	[6]
C000088835 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)	[6]
C000051481 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[7]
C000051481 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[7]
C000051481 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[7]
C000051481 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[7]
C000051481 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000051481 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[7]
C000051481 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000051481 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000051481 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000051481 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000051481 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[8]
C000051481 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%	[8]
C000051481 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%	[8]
C000051481 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)	[8]
C000082487 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[9]
C000082487 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[9]
C000082487 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[9]
C000082487 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[9]
C000082487 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[9]
C000082487 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[9]
C000082487 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000082487 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000082487 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000082487 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000082487 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[10]
C000082487 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%	[10]
C000082487 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%	[10]
C000082487 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)	[10]
C000012000 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[11]
C000012000 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[11]
C000012000 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[11]
C000012000 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[11]
C000012000 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[11]
C000012000 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000012000 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000012000 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000012000 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[11]
C000012000 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[11]
C000012000 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[12]
C000012000 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[12]
C000012000 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%	[12]
C000012000 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)	[12]
C000011999 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[13]
C000011999 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[13]
C000011999 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[13]
C000011999 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[13]
C000011999 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[13]
C000011999 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000011999 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000011999 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000011999 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000011999 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[13]
C000011999 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[14]
C000011999 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[14]
C000011999 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%	[14]
C000011999 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)	[14]
C000088838 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[15]
C000088838 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[15]
C000088838 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[15]
C000088838 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[15]
C000088838 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[15]
C000088838 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000088838 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000088838 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000088838 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[15]
C000088838 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[15]
C000088838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[16]
C000088838 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[16]
C000088838 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%	[16]
C000088838 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)	[16]
C000051482 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[17]
C000051482 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[17]
C000051482 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[17]
C000051482 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[17]
C000051482 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[17]
C000051482 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000051482 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000051482 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000051482 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[17]
C000051482 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[17]
C000051482 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[18]
C000051482 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[18]
C000051482 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%	[18]
C000051482 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)	[18]
C000082488 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[19]
C000082488 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[19]
C000082488 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[19]
C000082488 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[19]
C000082488 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[19]
C000082488 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[19]
C000082488 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[19]
C000082488 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000082488 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[19]
C000082488 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000082488 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[20]
C000082488 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[20]
C000082488 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%	[20]
C000082488 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)	[20]
C000012002 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[21]
C000012002 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%	[21]
C000012002 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[21]
C000012002 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[21]
C000012002 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[21]
C000012002 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[21]
C000012002 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000012002 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[21]
C000012002 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[21]
C000012002 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[21]
C000012002 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[22]
C000012002 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%	[22]
C000012002 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[22]
C000012002 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[22]
C000012001 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[23]
C000012001 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%	[23]
C000012001 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[23]
C000012001 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[23]
C000012001 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[23]
C000012001 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[23]
C000012001 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[23]
C000012001 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[23]
C000012001 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[23]
C000012001 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[23]
C000012001 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[24]
C000012001 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%	[24]
C000012001 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[24]
C000012001 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[24]
C000088841 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[25]
C000088841 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%	[25]
C000088841 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[25]
C000088841 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[25]
C000088841 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[25]
C000088841 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[25]
C000088841 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000088841 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000088841 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[25]
C000088841 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000088841 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[26]
C000088841 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%	[26]
C000088841 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[26]
C000088841 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[26]
C000051483 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[27]
C000051483 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%	[27]
C000051483 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[27]
C000051483 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[27]
C000051483 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[27]
C000051483 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[27]
C000051483 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000051483 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000051483 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000051483 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000051483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[28]
C000051483 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%	[28]
C000051483 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[28]
C000051483 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[28]
C000082489 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[29]
C000082489 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%	[29]
C000082489 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[29]
C000082489 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[29]
C000082489 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[29]
C000082489 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[29]
C000082489 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000082489 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[29]
C000082489 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[29]
C000082489 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[29]
C000082489 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[30]
C000082489 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%	[30]
C000082489 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[30]
C000082489 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[30]
C000063261 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[31]
C000063261 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[31]
C000063261 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[31]
C000063261 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[31]
C000063261 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[31]
C000063261 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[31]
C000063261 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[31]
C000063261 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[31]
C000063261 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[31]
C000063261 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
C000063261 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[32]
C000063261 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[32]
C000063261 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%	[32]
C000063261 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)	[32]
C000063260 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[33]
C000063260 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[33]
C000063260 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[33]
C000063260 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[33]
C000063260 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[33]
C000063260 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[33]
C000063260 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[33]
C000063260 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[33]
C000063260 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[33]
C000063260 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[33]
C000063260 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[34]
C000063260 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[34]
C000063260 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%	[34]
C000063260 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)	[34]
C000088844 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[35]
C000088844 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[35]
C000088844 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[35]
C000088844 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[35]
C000088844 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[35]
C000088844 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[35]
C000088844 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[35]
C000088844 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[35]
C000088844 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[35]
C000088844 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[35]
C000088844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[36]
C000088844 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[36]
C000088844 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%	[36]
C000088844 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)	[36]
C000063262 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[37]
C000063262 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[37]
C000063262 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[37]
C000063262 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[37]
C000063262 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[37]
C000063262 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[37]
C000063262 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[37]
C000063262 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[37]
C000063262 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[37]
C000063262 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[37]
C000063262 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[38]
C000063262 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[38]
C000063262 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%	[38]
C000063262 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)	[38]
C000082490 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[39]
C000082490 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[39]
C000082490 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[39]
C000082490 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[39]
C000082490 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[39]
C000082490 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[39]
C000082490 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[39]
C000082490 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[39]
C000082490 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[39]
C000082490 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[39]
C000082490 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[40]
C000082490 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[40]
C000082490 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%	[40]
C000082490 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)	[40]
C000089955 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[41]
C000089955 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[41]
C000089955 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[41]
C000089955 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[41]
C000089955 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[41]
C000089955 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[41]
C000089955 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[41]
C000089955 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[41]
C000089955 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[41]
C000089955 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[41]
C000089955 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[42]
C000089955 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[42]
C000089955 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[42]
C000089955 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[42]
C000089953 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[43]
C000089953 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[43]
C000089953 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[43]
C000089953 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[43]
C000089953 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[43]
C000089953 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[43]
C000089953 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[43]
C000089953 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[43]
C000089953 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[43]
C000089953 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[43]
C000089953 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[44]
C000089953 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[44]
C000089953 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[44]
C000089953 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[44]
C000089954 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[45]
C000089954 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[45]
C000089954 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[45]
C000089954 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[45]
C000089954 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[45]
C000089954 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[45]
C000089954 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[45]
C000089954 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[45]
C000089954 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[45]
C000089954 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[45]
C000089954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[46]
C000089954 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[46]
C000089954 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[46]
C000089954 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[46]
C000089956 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[47]
C000089956 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[47]
C000089956 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[47]
C000089956 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[47]
C000089956 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[47]
C000089956 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[47]
C000089956 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[47]
C000089956 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000089956 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[47]
C000089956 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[47]
C000089956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[48]
C000089956 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[48]
C000089956 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[48]
C000089956 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[48]
C000089952 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[49]
C000089952 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[49]
C000089952 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[49]
C000089952 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[49]
C000089952 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[49]
C000089952 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[49]
C000089952 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[49]
C000089952 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[49]
C000089952 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[49]
C000089952 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[49]
C000089952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[50]
C000089952 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[50]
C000089952 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[50]
C000089952 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)	[50]
C000089959 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%	[51]
C000089959 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[51]
C000089959 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[51]
C000089959 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[51]
C000089959 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[51]
C000089959 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[51]
C000089959 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[51]
C000089959 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[51]
C000089959 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[51]
C000089959 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[51]
C000089959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[52]
C000089959 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[52]
C000089959 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%	[52]
C000089959 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)	[52]
C000089957 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%	[53]
C000089957 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[53]
C000089957 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[53]
C000089957 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[53]
C000089957 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[53]
C000089957 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[53]
C000089957 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[53]
C000089957 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[53]
C000089957 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[53]
C000089957 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[53]
C000089957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[54]
C000089957 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[54]
C000089957 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%	[54]
C000089957 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)	[54]
C000089958 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%	[55]
C000089958 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[55]
C000089958 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[55]
C000089958 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[55]
C000089958 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[55]
C000089958 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[55]
C000089958 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[55]
C000089958 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[55]
C000089958 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[55]
C000089958 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[55]
C000089958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[56]
C000089958 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[56]
C000089958 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%	[56]
C000089958 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)	[56]
C000089960 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%	[57]
C000089960 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[57]
C000089960 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[57]
C000089960 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[57]
C000089960 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[57]
C000089960 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[57]
C000089960 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[57]
C000089960 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[57]
C000089960 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[57]
C000089960 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[57]
C000089960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[58]
C000089960 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[58]
C000089960 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%	[58]
C000089960 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)	[58]
C000089961 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%	[59]
C000089961 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[59]
C000089961 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[59]
C000089961 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[59]
C000089961 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[59]
C000089961 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[59]
C000089961 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[59]
C000089961 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[59]
C000089961 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[59]
C000089961 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[59]
C000089961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[60]
C000089961 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[60]
C000089961 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%	[60]
C000089961 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)	[60]
C000089964 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[61]
C000089964 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[61]
C000089964 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[61]
C000089964 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[61]
C000089964 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[61]
C000089964 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[61]
C000089964 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[61]
C000089964 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[61]
C000089964 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[61]
C000089964 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[61]
C000089964 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[62]
C000089964 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[62]
C000089964 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%	[62]
C000089964 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)	[62]
C000089962 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[63]
C000089962 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[63]
C000089962 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[63]
C000089962 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[63]
C000089962 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[63]
C000089962 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[63]
C000089962 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[63]
C000089962 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[63]
C000089962 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[63]
C000089962 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[63]
C000089962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[64]
C000089962 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[64]
C000089962 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%	[64]
C000089962 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)	[64]
C000089963 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[65]
C000089963 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[65]
C000089963 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[65]
C000089963 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[65]
C000089963 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[65]
C000089963 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[65]
C000089963 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[65]
C000089963 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[65]
C000089963 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[65]
C000089963 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[65]
C000089963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[66]
C000089963 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[66]
C000089963 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%	[66]
C000089963 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)	[66]
C000089965 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[67]
C000089965 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[67]
C000089965 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[67]
C000089965 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[67]
C000089965 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[67]
C000089965 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[67]
C000089965 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[67]
C000089965 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[67]
C000089965 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[67]
C000089965 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[67]
C000089965 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[68]
C000089965 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[68]
C000089965 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%	[68]
C000089965 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)	[68]
C000089966 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[69]
C000089966 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[69]
C000089966 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[69]
C000089966 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[69]
C000089966 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[69]
C000089966 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[69]
C000089966 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[69]
C000089966 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[69]
C000089966 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[69]
C000089966 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[69]
C000089966 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[70]
C000089966 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[70]
C000089966 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%	[70]
C000089966 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)	[70]
C000187070 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[71]
C000187070 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[71]
C000187070 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[71]
C000187070 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[71]
C000187070 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[71]
C000187070 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[71]
C000187070 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[71]
C000187070 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[71]
C000187070 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[71]
C000187070 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[71]
C000187070 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[72]
C000187070 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[72]
C000187070 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%	[72]
C000187070 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)	[72]
C000187068 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[73]
C000187068 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[73]
C000187068 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[73]
C000187068 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[73]
C000187068 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[73]
C000187068 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[73]
C000187068 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[73]
C000187068 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[73]
C000187068 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[73]
C000187068 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[73]
C000187068 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[74]
C000187068 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[74]
C000187068 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%	[74]
C000187068 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)	[74]
C000187069 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[75]
C000187069 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[75]
C000187069 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[75]
C000187069 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[75]
C000187069 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[75]
C000187069 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[75]
C000187069 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[75]
C000187069 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[75]
C000187069 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[75]
C000187069 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[75]
C000187069 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[76]
C000187069 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[76]
C000187069 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%	[76]
C000187069 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)	[76]
C000187072 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[77]
C000187072 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[77]
C000187072 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[77]
C000187072 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[77]
C000187072 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[77]
C000187072 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[77]
C000187072 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[77]
C000187072 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[77]
C000187072 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[77]
C000187072 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[77]
C000187072 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[78]
C000187072 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[78]
C000187072 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%	[78]
C000187072 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)	[78]
C000187071 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[79]
C000187071 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[79]
C000187071 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[79]
C000187071 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[79]
C000187071 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[79]
C000187071 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[79]
C000187071 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[79]
C000187071 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[79]
C000187071 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[79]
C000187071 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[79]
C000187071 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[80]
C000187071 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[80]
C000187071 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%	[80]
C000187071 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)	[80]
C000213846 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[81]
C000213846 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[81]
C000213846 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[81]
C000213846 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[81]
C000213846 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[81]
C000213846 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[81]
C000213846 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[81]
C000213846 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[81]
C000213846 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[81]
C000213846 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[81]
C000213846 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[82]
C000213846 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[82]
C000213846 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%	[82]
C000213846 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)	[82]
C000213845 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[83]
C000213845 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[83]
C000213845 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[83]
C000213845 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[83]
C000213845 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[83]
C000213845 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[83]
C000213845 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[83]
C000213845 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[83]
C000213845 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[83]
C000213845 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[83]
C000213845 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[84]
C000213845 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[84]
C000213845 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%	[84]
C000213845 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)	[84]
C000213843 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[85]
C000213843 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[85]
C000213843 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[85]
C000213843 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[85]
C000213843 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[85]
C000213843 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[85]
C000213843 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[85]
C000213843 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[85]
C000213843 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[85]
C000213843 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[85]
C000213843 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[86]
C000213843 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[86]
C000213843 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%	[86]
C000213843 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)	[86]
C000213844 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[87]
C000213844 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[87]
C000213844 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[87]
C000213844 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[87]
C000213844 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[87]
C000213844 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[87]
C000213844 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[87]
C000213844 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[87]
C000213844 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[87]
C000213844 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[87]
C000213844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[88]
C000213844 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[88]
C000213844 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%	[88]
C000213844 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)	[88]
C000213847 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[89]
C000213847 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[89]
C000213847 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[89]
C000213847 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[89]
C000213847 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[89]
C000213847 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[89]
C000213847 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[89]
C000213847 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[89]
C000213847 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[89]
C000213847 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[89]
C000213847 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[90]
C000213847 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[90]
C000213847 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%	[90]
C000213847 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)	[90]
C000251825 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[91]
C000251825 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[91]
C000251825 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[91]
C000251825 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[91]
C000251825 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[91]
C000251825 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[91]
C000251825 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[91]
C000251825 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[91]
C000251825 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[91]
C000251825 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[91]
C000251825 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[92]
C000251825 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[92]
C000251825 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%	[92]
C000251825 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[92]
C000251826 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[93]
C000251826 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[93]
C000251826 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[93]
C000251826 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[93]
C000251826 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[93]
C000251826 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[93]
C000251826 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[93]
C000251826 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[93]
C000251826 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[93]
C000251826 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[93]
C000251826 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[94]
C000251826 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[94]
C000251826 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%	[94]
C000251826 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[94]
C000251827 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[95]
C000251827 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[95]
C000251827 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[95]
C000251827 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[95]
C000251827 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[95]
C000251827 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[95]
C000251827 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[95]
C000251827 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[95]
C000251827 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[95]
C000251827 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[95]
C000251827 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[96]
C000251827 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[96]
C000251827 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%	[96]
C000251827 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[96]
C000251828 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[97]
C000251828 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[97]
C000251828 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[97]
C000251828 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[97]
C000251828 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[97]
C000251828 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[97]
C000251828 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[97]
C000251828 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[97]
C000251828 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[97]
C000251828 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[97]
C000251828 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[98]
C000251828 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[98]
C000251828 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%	[98]
C000251828 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[98]
C000251824 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[99]
C000251824 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[99]
C000251824 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[99]
C000251824 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[99]
C000251824 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[99]
C000251824 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[99]
C000251824 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[99]
C000251824 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[99]
C000251824 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[99]
C000251824 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[99]
C000251824 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[100]
C000251824 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[100]
C000251824 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%	[100]
C000251824 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[100]

[1]	Excludes short-term securities.
[2]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[3]	Excludes short-term securities.
[4]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[5]	Excludes short-term securities.
[6]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[7]	Excludes short-term securities.
[8]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[9]	Excludes short-term securities.
[10]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[11]	Excludes short-term securities.
[12]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[13]	Excludes short-term securities.
[14]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[15]	Excludes short-term securities.
[16]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[17]	Excludes short-term securities.
[18]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[19]	Excludes short-term securities.
[20]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[21]	Excludes short-term securities.
[22]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[23]	Excludes short-term securities.
[24]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[25]	Excludes short-term securities.
[26]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[27]	Excludes short-term securities.
[28]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[29]	Excludes short-term securities.
[30]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[31]	Excludes short-term securities.
[32]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[33]	Excludes short-term securities.
[34]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[35]	Excludes short-term securities.
[36]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[37]	Excludes short-term securities.
[38]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[39]	Excludes short-term securities.
[40]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[41]	Excludes short-term securities.
[42]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[43]	Excludes short-term securities.
[44]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[45]	Excludes short-term securities.
[46]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[47]	Excludes short-term securities.
[48]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[49]	Excludes short-term securities.
[50]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[51]	Excludes short-term securities.
[52]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[53]	Excludes short-term securities.
[54]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[55]	Excludes short-term securities.
[56]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[57]	Excludes short-term securities.
[58]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[59]	Excludes short-term securities.
[60]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[61]	Excludes short-term securities.
[62]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[63]	Excludes short-term securities.
[64]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[65]	Excludes short-term securities.
[66]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[67]	Excludes short-term securities.
[68]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[69]	Excludes short-term securities.
[70]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[71]	Excludes short-term securities.
[72]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[73]	Excludes short-term securities.
[74]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[75]	Excludes short-term securities.
[76]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[77]	Excludes short-term securities.
[78]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[79]	Excludes short-term securities.
[80]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[81]	Excludes short-term securities.
[82]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[83]	Excludes short-term securities.
[84]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[85]	Excludes short-term securities.
[86]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[87]	Excludes short-term securities.
[88]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[89]	Excludes short-term securities.
[90]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[91]	Excludes short-term securities.
[92]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[93]	Excludes short-term securities.
[94]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[95]	Excludes short-term securities.
[96]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[97]	Excludes short-term securities.
[98]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[99]	Excludes short-term securities.
[100]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.